Long-term debt and capital lease obligations - Accounts Receivable Facility, Other and Secured debt (Details) - EUR (€)	Jun. 30, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Current Portion of long term borrowings	€ 897,735,000	€ 883,535,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Maximum amount available		3,319,153,000
Balance outstanding		2,027,082,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Maximum amount available	686,224,000	667,056,000
Balance outstanding	0	294,338,000
Letters of credit outstanding	€ 61,112,000	€ 59,404,000